SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Segment Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segments revenues	$ 106,258	$ 91,200	$ 92,908
Intersegments revenues	(8,401)	(6,368)	(6,990)
Total revenues	97,857	84,832	85,918
Segments operating profits (loss)	7,955	4,746	(2,854)
Segments assets	115,443	97,525	90,926
Depreciation, amortization and impairment	4,049	5,546	12,710
Expenditures for assets	4,663	4,033	4,445
Cellocator [Member]
Segments revenues	24,268	22,660	24,199
Intersegments revenues	(8,401)	(6,368)	(6,990)
Total revenues	15,867	16,292	17,209
Segments operating profits (loss)	3,065	1,731	(5,366)
Segments assets	36,513	12,522	16,780
Depreciation, amortization and impairment	291	561	8,224
Expenditures for assets	135	156	247
Pointer [Member]
Segments revenues	81,990	68,540	68,709
Intersegments revenues
Total revenues	81,990	68,540	68,709
Segments operating profits (loss)	4,890	3,015	2,512
Segments assets	78,930	85,003	74,146
Depreciation, amortization and impairment	3,758	4,985	4,486
Expenditures for assets	$ 4,528	$ 3,877	$ 4,198